Goodwill and Other Intangible assets Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Goodwill	$ 1,120	$ 646
Williams Partners [Member]
Goodwill [Line Items]
Goodwill	1,120	646
Goodwill, Acquired During Period	$ 474